UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Global Small Cap Fund

Schedule of Investments

July 31, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (93.0%)
Australia (1.7%)
Construction & Engineering (1.7%)
Ausenco, Ltd.	96,925	$1,264,497
TOTAL AUSTRALIA		1,264,497

Austria (2.9%)
Pharmaceuticals (2.9%)
Intercell AG*	42,641	2,153,201
TOTAL AUSTRIA		2,153,201

Bahamas (0.0%)
Personal Products (0.0%)
Steiner Leisure Ltd.*§	200	6,180
TOTAL BAHAMAS		6,180

Belgium (2.1%)
Metals & Mining (2.1%)
Umicore	35,586	1,597,262
TOTAL BELGIUM		1,597,262

Bermuda (0.6%)
Airlines (0.0%)
Aircastle, Ltd.§	400	4,380

Commercial Services & Supplies (0.0%)
VistaPrint, Ltd.§	600	15,462

Diversified Financials (0.0%)
MF Global, Ltd.*§	1,800	11,682

Hotels, Restaurants & Leisure (0.0%)
Orient-Express Hotels, Ltd. Class A§	300	9,987

Household Durables (0.0%)
Helen of Troy, Ltd.*§	200	4,112

Insurance (0.5%)
Allied World Assurance Holdings, Ltd.§	800	33,288
Arch Capital Group, Ltd.*	1,400	97,622
Argo Group International Holdings, Ltd.*	300	10,212
Aspen Insurance Holdings, Ltd.§	300	7,617
Assured Guaranty, Ltd.§	1,100	12,606
Endurance Specialty Holdings, Ltd.§	1,100	33,660
Enstar Group Ltd.*	100	10,175
Flagstone Reinsurance Holdings Ltd.§	200	2,482
IPC Holdings, Ltd.§	1,900	60,990
Max Capital Group, Ltd.§	1,000	23,470
Montpelier Re Holdings, Ltd.§	1,100	17,270
OneBeacon Insurance Group, Ltd.§	200	3,620
Platinum Underwriters Holdings, Ltd.§	1,100	39,710
Primus Guaranty, Ltd.*§	100	384
		353,106
Marine (0.0%)
TBS International, Ltd. Class A*	400	14,616

Pharmaceuticals (0.1%)
Warner Chilcott, Ltd. Class A*§	1,200	20,292

Telecom - Integrated/Services (0.0%)
Global Crossing, Ltd.*§	100	1,651
TOTAL BERMUDA		435,288

British Virgin Islands (0.0%)
Air Freight & Couriers (0.0%)
UTI Worldwide, Inc.§	1,100	20,009
TOTAL BRITISH VIRGIN ISLANDS		20,009

	Number of
	Shares	Value

COMMON STOCKS
Canada (0.0%)
Energy Equipment & Services (0.0%)
Tesco Corp.*	400	$12,428

Machinery (0.0%)
GSI Group, Inc.*	500	2,600

Media (0.0%)
Lions Gate Entertainment Corp.*§	1,800	17,730

Specialty Retail (0.0%)
Lululemon Athletica, Inc.*§	100	2,220
TOTAL CANADA		34,978

Cayman Islands (0.1%)
Computers & Peripherals (0.0%)
Smart Modular Technologies (WWH), Inc.	200	782

Food Products (0.0%)
Fresh Del Monte Produce, Inc.*§	300	6,324

Insurance (0.0%)
United America Indemnity, Ltd. Class A*§	100	1,303

Internet Software & Services (0.1%)
SINA Corp.*	1,000	45,230
TOTAL CAYMAN ISLANDS		53,639

China (0.9%)
Communications Equipment (0.9%)
ZTE Corp. Series H§	141,119	697,088

Internet Software & Services (0.0%)
AsiaInfo Holdings, Inc.*§	100	1,377
TOTAL CHINA		698,465

Finland (1.3%)
Auto Components (1.3%)
Nokian Renkaat Oyj	22,076	950,792
TOTAL FINLAND		950,792

France (3.1%)
Software (3.1%)
UbiSoft Entertainment SA*	23,390	2,302,677
TOTAL FRANCE		2,302,677

Germany (3.0%)
Electrical Equipment (2.1%)
SGL Carbon AG*	23,505	1,564,897

Internet Software & Services (0.9%)
Wirecard AG*	70,534	670,933
TOTAL GERMANY		2,235,830

Gibraltar (1.4%)
Hotels, Restaurants & Leisure (1.4%)
888 Holdings PLC	364,363	1,065,476
TOTAL GIBRALTAR		1,065,476

Luxembourg (1.3%)
Specialty Retail (1.3%)
Oriflame Cosmetics SA	14,806	958,459
TOTAL LUXEMBOURG		958,459

Netherlands (5.2%)
Electronic Equipment & Instruments (2.5%)
Gemalto NV*	51,218	1,931,942

	Number of
	Shares	Value

COMMON STOCKS
Netherlands
Energy Equipment & Services (0.1%)
Core Laboratories NV§	400	$51,844

Transportation Infrastructure (2.6%)
Koninklijke Boskalis Westminster NV	36,527	1,952,175
TOTAL NETHERLANDS		3,935,961

Netherlands Antilles (0.0%)
Energy Equipment & Services (0.0%)
Schlumberger, Ltd.	300	30,480

Healthcare Equipment & Supplies (0.0%)
Orthofix International NV*	200	4,758
TOTAL NETHERLANDS ANTILLES		35,238

Norway (1.4%)
Energy Equipment & Services (1.4%)
Sevan Marine ASA*§	94,341	1,035,769
TOTAL NORWAY		1,035,769

Panama (0.0%)
Energy Equipment & Services (0.0%)
Willbros Group, Inc.*	500	18,790
TOTAL PANAMA		18,790

Puerto Rico (0.1%)
Banks (0.1%)
First BanCorp.§	1,500	13,125
Oriental Financial Group, Inc.	100	1,737
Popular, Inc.§	4,000	27,480
Santander Bancorp§	2,300	25,254
TOTAL PUERTO RICO		67,596

Russia (4.1%)
Food Products (1.6%)
Wimm-Bill-Dann Foods ADR*§	12,258	1,192,703

Pharmaceuticals (2.5%)
Pharmstandard Reg S GDR*	67,179	1,847,423
TOTAL RUSSIA		3,040,126

Singapore (0.0%)
Semiconductor Equipment & Products (0.0%)
Verigy, Ltd.*	900	20,007
TOTAL SINGAPORE		20,007

Spain (2.1%)
Biotechnology (2.1%)
Grifols SA	52,514	1,571,277
TOTAL SPAIN		1,571,277

United Kingdom (5.5%)
Commercial Services & Supplies (1.5%)
Serco Group PLC	138,308	1,119,597

Industrial Conglomerates (2.0%)
Intertek Group PLC	74,120	1,479,178

Oil & Gas (2.0%)
Petrofac Ltd.	119,045	1,506,330
TOTAL UNITED KINGDOM		4,105,105

United States (56.2%)
Aerospace & Defense (0.7%)
Alliant Techsystems, Inc.*§	1,200	118,788
BE Aerospace, Inc.*	1,200	30,816

	Number of
	Shares	Value

COMMON STOCKS
United States
Aerospace & Defense
Cubic Corp.§	2,600	$69,472
Curtiss-Wright Corp.	1,400	73,696
DRS Technologies, Inc.§	600	47,280
GenCorp, Inc.*§	300	2,514
General Dynamics Corp.	300	26,742
Hexcel Corp.*§	1,200	22,776
Innovative Solutions & Support, Inc.*§	200	1,326
Kaman Corp.§	300	7,524
Ladish Co, Inc.*§	100	1,980
Orbital Sciences Corp.*§	900	22,509
Spirit Aerosystems Holdings, Inc. Class A*	1,300	28,158
The Boeing Co.	500	30,555
United Technologies Corp.	800	51,184
		535,320
Air Freight & Couriers (0.2%)
Air Transport Services Group, Inc.*	1,000	910
Hub Group, Inc. Class A*	1,700	66,062
Ryder System, Inc.§	700	46,172
United Parcel Service, Inc. Class B§	300	18,924
		132,068
Airlines (0.1%)
AirTran Holdings, Inc.*§	500	1,460
Alaska Air Group, Inc.*§	500	8,940
AMR Corp.*§	500	4,515
Continental Airlines, Inc. Class B*	1,000	13,730
Republic Airways Holdings, Inc.*§	900	8,649
SkyWest, Inc.	200	3,044
Southwest Airlines Co.§	100	1,559
UAL Corp.§	500	4,155
US Airways Group, Inc.*§	400	2,024
		48,076
Auto Components (0.2%)
Accuride Corp.*§	400	1,100
ArvinMeritor, Inc.§	900	12,429
ATC Technology Corp.*	2,000	50,240
Federal Signal Corp.§	500	7,185
Gentex Corp.	1,900	29,374
Modine Manufacturing Co.§	200	3,488
Spartan Motors, Inc.§	100	542
Visteon Corp.*§	1,500	4,275
WABCO Holdings, Inc.§	900	40,644
Wabtec Corp.	700	38,850
		188,127
Automobiles (0.0%)
Avis Budget Group, Inc.*§	800	4,880
Monaco Coach Corp.§	400	896
Thor Industries, Inc.§	600	11,772
Winnebago Industries, Inc.	100	1,276
		18,824
Banks (1.6%)
AMCORE Financial, Inc.§	2,426	14,896
Anchor BanCorp Wisconsin, Inc.§	200	1,440
Astoria Financial Corp.	1,000	22,370
BancFirst Corp.§	400	18,900
BancorpSouth, Inc.§	1,200	25,560
Bank of Hawaii Corp.§	800	40,312
BankAtlantic Bancorp, Inc. Class A§	1,100	1,496
Banner Corp.§	100	953
Beneficial Mutual Bancorp, Inc.*§	500	5,990
Boston Private Financial Holdings, Inc.§	500	3,915

	Number of
	Shares	Value

COMMON STOCKS
United States
Banks
Brookline Bancorp, Inc.§	900	$8,775
Capitol Bancorp, Ltd.§	200	2,658
Cathay General Bancorp§	300	4,782
Central Pacific Financial Corp.§	2,200	24,354
Chemical Financial Corp.§	1,900	50,483
Citizens Republic Bancorp, Inc.§	1,400	4,690
City Bank§	200	1,898
City Holding Co.§	200	8,896
CoBiz Financial, Inc.§	300	2,883
Columbia Banking System, Inc.	100	1,511
Community Bank System, Inc.§	200	4,720
Community Trust Bancorp, Inc.§	500	15,410
Corus Bankshares, Inc.§	1,000	3,910
Cullen/Frost Bankers, Inc.§	600	31,644
Downey Financial Corp.§	800	1,688
East West Bancorp, Inc.§	1,100	13,101
F.N.B. Corp.§	1,100	12,463
FBR Capital Markets Corp.*§	300	1,716
First Busey Corp.§	100	1,422
First Commonwealth Financial Corp.§	700	7,980
First Financial Bancorp.§	200	2,260
First Financial Bankshares, Inc.§	200	9,178
First Merchants Corp.§	100	2,100
First Midwest Bancorp, Inc.§	800	16,424
First State Bancorporation§	300	1,530
FirstFed Financial Corp.*§	400	3,200
FirstMerit Corp.§	1,300	25,584
Flagstar Bancorp, Inc.§	1,100	4,884
Flushing Financial Corp.§	100	1,763
Frontier Financial Corp.§	700	8,085
Fulton Financial Corp.§	1,800	18,972
Great Southern Bancorp, Inc.§	100	1,047
Guaranty Bancorp*	400	2,120
Hancock Holding Co.§	400	17,956
Hanmi Financial Corp.§	1,500	7,950
Harleysville National Corp.§	100	1,437
Hudson City Bancorp, Inc.	200	3,652
Independent Bank Corp.§	300	1,521
Investors Bancorp, Inc.*	800	12,168
KBW, Inc.*§	400	10,568
Kearny Financial Corp.§	300	3,855
Midwest Banc Holdings, Inc.§	300	1,671
Nara Bancorp, Inc.§	100	1,048
NBT Bancorp, Inc.§	200	4,958
Old National Bancorp§	1,000	15,180
Oritani Financial Corp.*§	200	3,320
Pacific Capital Bancorp§	700	9,149
Park National Corp.§	200	12,526
PrivateBancorp, Inc.§	200	5,910
Prosperity Bancshares, Inc.§	1,800	57,780
Provident Bankshares Corp.§	600	5,460
Provident New York Bancorp§	200	2,456
Renasant Corp.	100	1,771
Roma Financial Corp.	100	1,548
S&T Bancorp, Inc.§	300	10,062
Seacoast Banking Corp. of Florida§	200	1,694
Sterling Bancshares, Inc.§	1,100	10,692
Sterling Financial Corp.§	1,400	10,472
SunTrust Banks, Inc.§	400	16,424
Susquehanna Bancshares, Inc.§	1,400	20,048
SVB Financial Group*§	2,100	120,939
Synovus Financial Corp.§	4,600	43,746
Taylor Capital Group, Inc.	100	691
The Colonial BancGroup, Inc.§	2,200	14,652

	Number of
	Shares	Value

COMMON STOCKS
United States
Banks
The South Financial Group, Inc.§	600	$3,618
TierOne Corp.	300	1,479
TrustCo Bank Corp. NY§	800	6,984
UCBH Holdings, Inc.§	1,600	7,216
UMB Financial Corp.§	500	27,535
Umpqua Holdings Corp.§	1,000	13,580
United Community Banks, Inc.§	700	7,455
Valley National Bancorp§	1,995	39,381
Virginia Commerce Bancorp, Inc.*§	300	1,521
W Holding Company, Inc.§	2,500	1,975
Washington Federal, Inc.§	3,500	65,100
Webster Financial Corp.§	2,200	43,692
West Coast Bancorp§	200	2,202
Westamerica BanCorporation§	500	26,000
Whitney Holding Corp.§	1,100	22,616
Wilmington Trust Corp.§	1,000	23,570
Wintrust Financial Corp.§	300	6,195
		1,169,386
Beverages (0.4%)
Boston Beer Company, Inc. Class A*§	1,300	58,877
PepsiAmericas, Inc.	5,500	130,185
PepsiCo, Inc.	100	6,656
The Coca-Cola Co.	1,500	77,250
The Pepsi Bottling Group, Inc.	1,600	44,560
		317,528
Biotechnology (1.3%)
Abraxis Bioscience*§	100	7,531
Acorda Therapeutics, Inc.*§	400	13,124
Alkermes, Inc.*§	1,300	20,475
Allos Therapeutics, Inc.*§	400	3,844
Arena Pharmaceuticals, Inc.*§	700	4,746
Array BioPharma, Inc.*§	300	2,343
BioMarin Pharmaceutical, Inc.*§	4,200	136,710
Celera Corp.*§	500	6,825
Celgene Corp.*§	770	58,127
Cell Genesys, Inc.*§	600	1,902
Cepheid, Inc.*§	800	13,696
Cougar Biotechnology, Inc.*§	100	3,365
CV Therapeutics, Inc.*§	600	5,622
Dendreon Corp.*§	1,000	5,920
Enzo Biochem, Inc.*§	200	2,842
Enzon Pharmaceuticals, Inc.*§	300	2,454
Exelixis, Inc.*§	1,700	11,900
Genentech, Inc.*	200	19,050
Geron Corp.*§	600	2,676
Human Genome Sciences, Inc.*§	200	1,326
IDEXX Laboratories, Inc.*	2,200	117,700
ImClone Systems, Inc.*§	700	44,751
Indevus Pharmaceuticals, Inc.*§	2,900	5,307
Isis Pharmaceuticals, Inc.*§	1,400	23,982
Kendle International, Inc.*§	200	8,230
Luminex Corp.*	500	11,000
Martek Biosciences Corp.*§	1,800	67,698
Maxygen, Inc.*§	400	1,940
Medivation, Inc.*	100	2,000
Momenta Pharmaceuticals, Inc.*§	100	1,658
Myriad Genetics, Inc.*§	600	39,900
Nabi Biopharmaceuticals*§	400	2,148
Neurocrine Biosciences, Inc.*	200	928
OSI Pharmaceuticals, Inc.*§	1,200	63,156
Pharmanet Development Group, Inc.*§	700	16,891
Polypore International, Inc.*§	200	5,230
Progenics Pharmaceuticals, Inc.*§	100	1,650

	Number of
	Shares	Value

COMMON STOCKS
United States
Biotechnology
Regeneron Pharmaceuticals, Inc.*§	2,700	$59,103
Rigel Pharmaceuticals, Inc.*§	500	12,720
RTI Biologics, Inc.*	300	2,487
Sangamo BioSciences, Inc.*§	200	2,190
Savient Pharmaceuticals, Inc.*§	900	23,922
Seattle Genetics, Inc.*§	1,400	15,904
Techne Corp.*	500	39,760
United Therapeutics Corp.*	600	68,034
XenoPort, Inc.*§	700	32,074
ZymoGenetics, Inc.*§	300	2,580
		997,421
Building Products (0.2%)
Apogee Enterprises, Inc.§	200	3,456
Builders FirstSource, Inc.*§	200	874
Crane Co.	1,500	53,250
Drew Industries, Inc.*§	100	1,480
Griffon Corp.*§	100	1,005
Insituform Technologies, Inc. Class A*§	100	1,729
NCI Building Systems, Inc.*§	436	16,333
Simpson Manufacturing Co., Inc.§	300	7,203
USG Corp.*§	1,200	34,440
Watsco, Inc.§	100	4,987
		124,757
Chemicals (7.7%)
A. Schulman, Inc.	400	9,292
Ashland, Inc.	600	25,062
Aventine Renewable Energy Holdings, Inc.*§	200	1,360
Balchem Corp.	100	2,525
Calgon Carbon Corp.*§	2,700	51,300
Cambrex Corp.*§	100	761
CF Industries Holdings, Inc.	20,067	3,280,152
Cytec Industries, Inc.	600	32,436
Eastman Chemical Co.§	1,500	89,940
Ferro Corp.§	600	13,056
FMC Corp.	2,000	148,740
Georgia Gulf Corp.§	600	1,740
H.B. Fuller Co.§	700	17,500
Hercules, Inc.	1,800	36,090
Innospec, Inc.§	900	15,966
Intrepid Potash, Inc.*§	29,151	1,612,050
Lubrizol Corp.§	1,800	89,640
Minerals Technologies, Inc.§	700	45,157
Monsanto Co.	100	11,911
NewMarket Corp.§	1,100	67,936
Olin Corp.§	3,300	98,142
Pacific Ethanol, Inc.*§	500	935
PolyOne Corp.*§	1,000	7,500
Rockwood Holdings, Inc.*	600	22,890
RPM International, Inc.	1,800	36,900
Spartech Corp.§	100	1,011
Symyx Technologies, Inc.*	100	949
The Scotts Miracle-Gro Co. Class A§	600	11,688
Tronox, Inc. Class A§	500	695
Tronox, Inc. Class B	700	980
W.R. Grace & Co.*§	800	20,616
Zep, Inc.§	100	1,707
Zoltek Companies, Inc.*§	100	2,232
		5,758,859
Commercial Services & Supplies (1.9%)
Advance America Cash Advance Centers, Inc.§	100	547
Arbitron, Inc.§	800	37,600
Atlas Air Worldwide Holdings, Inc.*	1,300	62,569

	Number of
	Shares	Value

COMMON STOCKS
United States
Commercial Services & Supplies
Bally Technologies, Inc.*§	600	$19,074
Basin Water, Inc.*§	200	782
Bowne & Co., Inc.§	100	1,293
Bristow Group, Inc.*§	300	13,497
Career Education Corp.*§	600	11,004
Clean Harbors, Inc.*§	1,400	109,256
Cogent, Inc.*§	800	8,112
Coinstar, Inc.*§	400	13,796
Convergys Corp.*	1,800	22,860
Corinthian Colleges, Inc.*§	100	1,575
CoStar Group, Inc.*§	100	4,989
Covanta Holding Corp.*§	1,400	39,396
CSG Systems International, Inc.*	3,600	63,864
Darling International, Inc.*§	3,400	55,012
Deluxe Corp.	800	11,440
DeVry, Inc.	900	51,129
Diamond Management & Technology Consultants, Inc.	300	1,587
Dollar Financial Corp.*§	200	3,868
EnergySolutions, Inc.	600	12,306
Ennis, Inc.	100	1,545
FactSet Research Systems, Inc.§	700	40,369
G&K Services, Inc. Class A§	300	10,212
Gevity HR, Inc.§	400	2,980
Global Cash Access Holdings, Inc.*	800	4,792
Greenfield Online, Inc.*	100	1,384
H&R Block, Inc.	700	17,031
Headwaters, Inc.*§	300	3,933
Heartland Payment Systems, Inc.	100	2,301
Heidrick & Struggles International, Inc.§	1,600	45,376
Herman Miller, Inc.§	1,400	36,596
HMS Holdings Corp.*§	300	7,464
Hudson Highland Group, Inc.*	100	891
Iconix Brand Group, Inc.*§	500	6,000
ITT Educational Services, Inc.*§	385	34,103
Kenexa Corp.*	100	1,869
Kforce, Inc.*	200	1,976
Koppers Holdings, Inc.	1,100	47,531
Korn/Ferry International*§	2,900	50,750
Landauer, Inc.§	100	6,433
Macquarie Infrastructure Co., LLC§	500	11,210
McGrath Rentcorp§	300	8,634
Medis Technologies, Ltd.*§	400	1,360
Mueller Water Products, Inc. Class A§	1,000	9,100
Net 1 UEPS Technologies, Inc.*§	500	11,790
On Assignment, Inc.*	200	1,706
PHH Corp.*	600	9,294
Pre-Paid Legal Services, Inc.*§	200	8,404
Rollins, Inc.§	700	11,956
Sotheby’s§	700	19,418
Spherion Corp.*§	500	2,445
Team, Inc.*	200	7,302
Tetra Technologies, Inc.*§	2,800	80,444
The Brink’s Co.	2,400	165,504
The Corporate Executive Board Co.	600	22,488
TrueBlue, Inc.*§	300	4,530
Waste Management, Inc.	3,100	110,174
Watson Wyatt Worldwide, Inc. Class A	600	34,764
Weight Watchers International, Inc.§	400	14,304
		1,403,919
Communications Equipment (0.4%)
3Com Corp.*	5,400	10,152
Arris Group, Inc.*§	3	29
Ciena Corp.*§	1,000	20,670

	Number of
	Shares	Value

COMMON STOCKS
United States
Communications Equipment
Cisco Systems, Inc.*	1,800	$39,582
Cogo Group, Inc.*§	400	1,848
Corning, Inc.	400	8,004
DSP Group, Inc.*	100	706
Echelon Corp.*§	100	1,055
Extreme Networks, Inc.*§	1,200	3,516
FalconStor Software, Inc.*§	100	691
Ixia*§	300	2,628
Opnext, Inc.*§	300	1,662
Powerwave Technologies, Inc.*§	1,400	5,740
QUALCOMM, Inc.	1,000	55,340
ShoreTel, Inc.*§	300	1,548
Sonus Networks, Inc.*§	4,200	15,246
Sycamore Networks, Inc.*	2,800	9,744
Tekelec*§	600	9,354
Tellabs, Inc.*§	5,600	28,784
UTStarcom, Inc.*§	1,300	6,136
ViaSat, Inc.*	2,300	52,969
		275,404
Computers & Peripherals (0.2%)
Avid Technology, Inc.*§	300	6,633
Cray, Inc.*	100	506
Data Domain, Inc.*§	100	2,156
Dell, Inc.*	1,500	36,855
Electronics for Imaging, Inc.*	900	12,609
Hewlett-Packard Co.	1,000	44,800
Hutchinson Technology, Inc.*§	2,700	40,068
Isilon Systems, Inc.*§	300	1,437
Novatel Wireless, Inc.*§	1,300	12,155
Palm, Inc.§	1,400	9,212
Rackable Systems, Inc.*§	100	1,265
Sigma Designs, Inc.*§	200	3,508
Stratasys, Inc.*	100	1,555
Synaptics, Inc.*§	100	4,822
		177,581
Construction & Engineering (0.3%)
Comfort Systems USA, Inc.§	300	3,978
Dycom Industries, Inc.*§	600	9,522
EMCOR Group, Inc.*§	1,500	45,180
Granite Construction, Inc.§	500	15,815
MasTec, Inc.*	700	10,045
Quanta Services, Inc.*§	1,200	37,056
Shaw Group, Inc.*§	1,900	109,820
		231,416
Construction Materials (0.0%)
Eagle Materials, Inc.§	400	9,924
Texas Industries, Inc.§	100	5,170
		15,094
Containers & Packaging (0.5%)
Bemis Co, Inc.§	1,700	47,872
Crown Holdings, Inc.*	1,800	50,454
Graphic Packaging Holding Co.*§	1,300	2,925
Greif, Inc. Class A	400	24,336
Myers Industries, Inc.§	3,800	42,560
Packaging Corp. of America	1,700	43,384
Rock-Tenn Co. Class A§	2,900	103,095
Smurfit-Stone Container Corp.*§	3,600	20,556
Sonoco Products Co.	1,200	39,144
		374,326

	Number of
	Shares	Value

COMMON STOCKS
United States
Distributors (0.0%)
Beacon Roofing Supply, Inc.*§	300	$4,014
Pool Corp.§	800	17,664
Spectrum Brands, Inc.*§	800	2,016
The Andersons, Inc.§	200	9,090
		32,784
Diversified Financials (3.9%)
Advanta Corp. Class B	100	791
American Express Co.	3,700	137,344
AmeriCredit Corp.*§	1,600	14,032
Apollo Investment Corp.§	2,000	31,860
Ares Capital Corp.§	500	5,715
ASTA Funding, Inc.§	200	1,600
BGC Partners, Inc. Class A*	400	2,840
BlackRock Kelso Capital Corp.§	500	4,880
BlackRock, Inc.§	200	43,342
Broadridge Financial Solutions, Inc.	1,200	24,840
Calamos Asset Management, Inc. Class A	100	2,046
CapitalSource, Inc.§	2,700	31,374
Cash America International, Inc.§	400	16,864
CBIZ, Inc.*§	3,200	26,208
CompuCredit Corp.*§	200	1,320
E*TRADE Financial Corp.*§	6,700	20,234
EZCORP, Inc. Class A*	300	5,394
FCStone Group, Inc.*§	900	17,334
Federated Investors, Inc. Class B	200	6,572
Financial Federal Corp.§	100	2,305
First Cash Financial Services, Inc.*§	200	3,814
First Horizon National Corp.§	2,400	22,560
Franklin Resources, Inc.§	200	20,122
GAMCO Investors, Inc. Class A§	400	17,888
Greenhill & Company, Inc.§	300	18,429
Guaranty Financial Group, Inc.*§	2,000	6,620
Harris & Harris Group, Inc.*	300	2,031
Hercules Technology Growth Capital, Inc.§	100	995
IndyMac Bancorp, Inc.§	9,600	1,296
Interactive Brokers Group, Inc. Class A*§	2,200	61,732
Investment Technology Group, Inc.*	600	17,844
Jefferies Group, Inc.§	1,500	28,485
JPMorgan Chase & Co.§	109	4,419
LaBranche & Company, Inc.*	500	3,455
Ladenburg Thalmann Financial Services, Inc.*§	1,200	2,100
MCG Capital Corp.§	1,157	5,531
Morningstar, Inc.*§	200	12,592
MSCI, Inc. Class A*	600	17,850
MVC Capital, Inc.	100	1,408
National Financial Partners Corp.§	300	6,255
NewAlliance Bancshares, Inc.§	139,568	1,811,593
NewStar Financial, Inc.*§	200	1,098
Ocwen Financial Corp.*§	200	1,208
Portfolio Recovery Associates, Inc.*§	200	7,974
Prospect Capital Corp.§	100	1,320
Raymond James Financial, Inc.§	2,100	60,690
Riskmetrics Group, Inc.*§	200	3,604
State Street Corp.	800	57,312
Stifel Financial Corp.*	150	6,317
SWS Group, Inc.§	100	1,892
T. Rowe Price Group, Inc.§	800	47,880
Texas Capital Bancshares, Inc.*§	800	12,920
The Charles Schwab Corp.	600	13,734
The First Marblehead Corp.*§	300	753
The Goldman Sachs Group, Inc.§	900	165,636
Waddell & Reed Financial, Inc. Class A*	2,200	73,480
Wauwatosa Holdings, Inc.*	100	1,099

	Number of
	Shares	Value

COMMON STOCKS
United States
Diversified Financials
Western Union Co.	100	$2,764
World Acceptance Corp.*§	400	13,104
		2,936,699
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.§	700	8,918
Atlantic Tele-Network, Inc.§	100	3,059
Cbeyond, Inc.*§	300	5,154
Cincinnati Bell, Inc.*§	3,900	15,210
Clearwire Corp. Class A*§	800	7,872
EchoStar Corp. Class A*§	600	19,194
FairPoint Communications, Inc.§	1,100	7,634
FiberTower Corp.*	1,100	1,243
General Communication, Inc. Class A*§	200	1,794
Harris Stratex Networks, Inc.*	100	735
Hughes Communications, Inc.*§	100	4,367
IDT Corp. Class B*§	700	1,239
Iowa Telecommunications Services, Inc.§	400	7,416
NeuStar, Inc. Class A*§	1,100	23,078
Nextwave Wireless, Inc.*§	500	1,620
Optium Corp.*§	200	1,644
PAETEC Holding Corp.*§	500	2,945
Premiere Global Services, Inc.*§	3,300	49,863
RCN Corp.*§	600	7,302
Starent Networks Corp.*§	100	1,310
Vonage Holdings Corp.*§	1,300	1,833
		173,430
Electric - Integrated (0.0%)
Pike Electric Corp.*	100	1,780

Electric Utilities (0.8%)
Black Hills Corp.§	1,800	58,086
CH Energy Group, Inc.§	200	7,250
CMS Energy Corp.§	2,300	31,050
Great Plains Energy, Inc.	453	11,443
Hawaiian Electric Industries, Inc.§	3,200	79,168
ITC Holdings Corp.§	1,000	52,120
MGE Energy, Inc.§	300	10,533
Northeast Utilities	1,600	40,256
NorthWestern Corp.§	600	14,862
OGE Energy Corp.	1,200	39,264
Ormat Technologies, Inc.§	900	43,218
PG&E Corp.	2,400	92,472
PNM Resources, Inc.§	636	7,447
Puget Energy, Inc.	1,800	49,572
TECO Energy, Inc.§	1,800	33,390
The Empire District Electric Co.§	200	4,082
UIL Holdings Corp.§	300	9,384
VeraSun Energy Corp.*§	600	3,690
		587,287
Electrical Equipment (0.4%)
Acuity Brands, Inc.§	700	28,602
Airvana, Inc.*§	300	1,800
Capstone Turbine Corp.*§	1,800	5,508
Encore Wire Corp.§	800	14,584
Energy Conversion Devices, Inc.*	700	48,951
Evergreen Solar, Inc.*§	1,300	12,142
FuelCell Energy, Inc.*§	600	4,962
General Cable Corp.*§	600	34,578
Hubbell, Inc. Class B§	600	25,296
Infinera Corp.*§	900	10,134
IPG Photonics Corp.*	100	1,776
Molex, Inc. Class A§	1,000	23,110

	Number of
	Shares	Value

COMMON STOCKS
United States
Electrical Equipment
Plug Power, Inc.*§	500	$1,200
Power-One, Inc.*§	1,000	2,150
Raser Technologies, Inc.*§	100	995
Regal-Beloit Corp.§	1,100	45,925
Tecumseh Products Co. Class A*§	200	6,550
Woodward Governor Co.§	1,000	45,000
		313,263
Electronic Equipment & Instruments (4.4%)
American Superconductor Corp.*§	30,019	1,185,450
AZZ, Inc.*§	200	9,154
Benchmark Electronics, Inc.*§	3,200	46,848
Checkpoint Systems, Inc.*§	600	12,642
CTS Corp.§	200	2,572
Daktronics, Inc.§	500	8,925
Diebold, Inc.	1,000	36,980
Electro Scientific Industries, Inc.*	100	1,564
Exar Corp.*	300	2,310
FLIR Systems, Inc.*§	3,100	126,294
Itron, Inc.*§	15,827	1,461,307
Jabil Circuit, Inc.	900	14,634
KEMET Corp.*§	900	1,224
Littelfuse, Inc.*	300	9,588
Methode Electronics, Inc.§	2,500	27,975
Molex, Inc.§	3,900	95,667
MTS Systems Corp.§	500	20,945
Newport Corp.*§	200	2,098
OSI Systems, Inc.*	100	2,107
Park Electrochemical Corp.§	300	7,602
Plexus Corp.*	700	19,950
Rofin-Sinar Technologies, Inc.*§	500	16,930
Taser International, Inc.*§	500	2,520
Technitrol, Inc.	500	7,010
Thermo Fisher Scientific, Inc.*	300	18,156
TTM Technologies, Inc.*	400	4,500
Universal Display Corp.*§	200	2,704
Varian, Inc.*	2,700	133,380
Veeco Instruments, Inc.*§	100	1,628
		3,282,664
Energy Equipment & Services (1.1%)
Allis-Chalmers Energy, Inc.*§	800	12,296
Atwood Oceanics, Inc.*	1,600	73,456
Basic Energy Services, Inc.*§	3,000	80,760
Complete Production Services, Inc.*§	1,800	57,312
Dawson Geophysical Co.*§	100	6,563
Dresser-Rand Group, Inc.*	1,300	49,530
Dril-Quip, Inc.*§	894	48,401
Flotek Industries, Inc.*	100	1,838
Global Industries, Ltd.*	3,300	39,402
Grey Wolf, Inc.*§	900	7,686
Halliburton Co.§	1,400	62,748
Helmerich & Payne, Inc.	1,700	100,521
ION Geophysical Corp.*§	1,200	19,164
Matrix Service Co.*	200	4,514
Newpark Resources, Inc.*§	100	732
Oil States International, Inc.*	1,900	104,272
SulphCo, Inc.*§	600	1,878
Superior Energy Services, Inc.*§	1,000	47,430
Superior Well Services, Inc.*§	200	6,352
T-3 Energy Services, Inc.*	100	6,857
Trico Marine Services, Inc.*§	600	15,312
Union Drilling, Inc.*§	100	1,926
Unit Corp.*	800	54,040

	Number of
	Shares	Value

COMMON STOCKS
United States
Energy Equipment & Services
W-H Energy Services, Inc.*	500	$45,765
		848,755
Food & Drug Retailing (0.5%)
Flowers Foods, Inc.	300	9,021
Nash Finch Co.§	1,200	47,364
PetMed Express, Inc.*§	100	1,450
Rite Aid Corp.*§	7,400	9,472
Spartan Stores, Inc.§	700	16,653
Sysco Corp.	2,400	68,064
Terra Industries, Inc.§	3,700	199,800
The Great Atlantic & Pacific Tea Co., Inc.*§	300	4,773
		356,597
Food Products (0.6%)
Cal-Maine Foods, Inc.§	200	7,580
Chiquita Brands International, Inc.*§	1,100	16,885
Del Monte Foods Co.	4,600	39,054
General Mills, Inc.§	1,800	115,902
Green Mountain Coffee Roasters, Inc.*§	200	7,270
Herbalife, Ltd.§	900	38,871
Kraft Foods, Inc. Class A	3,500	111,370
Lance, Inc.§	100	1,840
Ralcorp Holdings, Inc.*§	400	21,584
Reddy Ice Holdings, Inc.§	100	1,283
Sanderson Farms, Inc.§	100	3,974
Sensient Technologies Corp.§	600	18,672
The J.M. Smucker Co.	700	34,118
Tootsie Roll Industries, Inc.§	300	7,845
TreeHouse Foods, Inc.*§	200	5,420
		431,668
Forestry & Paper (0.0%)
AbitibiBowater, Inc.§	600	5,058
Glatfelter§	700	10,234
Mercer International, Inc.*§	200	1,244
Neenah Paper, Inc.§	200	3,736
Wausau Paper Corp.§	700	6,202
		26,474
Gas Utilities (0.6%)
Energen Corp.	1,500	90,300
National Fuel Gas Co.§	3,200	159,328
Northwest Natural Gas Co.§	2,100	95,025
Petrohawk Energy Corp.*	1,400	46,648
Piedmont Natural Gas Company, Inc.§	900	24,102
The Laclede Group, Inc.§	300	12,723
		428,126
Healthcare Equipment & Supplies (3.3%)
Abaxis, Inc.*§	300	5,967
ABIOMED, Inc.*§	200	3,546
Accuray, Inc.*§	600	5,124
Advanced Medical Optics, Inc.*§	800	13,888
AngioDynamics, Inc.*	100	1,588
ArthroCare Corp.*§	100	2,114
Boston Scientific Corp.*	400	4,756
Bruker Corp.*	700	9,674
Conceptus, Inc.*§	400	6,828
CONMED Corp.*§	1,500	45,585
Cutera, Inc.*§	100	996
Cyberonics, Inc.*§	400	11,048
Datascope Corp.	100	4,668
Edwards Lifesciences Corp.*§	900	56,412
ev3, Inc.*§	400	3,860

	Number of
	Shares	Value

COMMON STOCKS
United States
Healthcare Equipment & Supplies
Haemonetics Corp.*§	700	$40,642
Halozyme Therapeutics, Inc.*§	600	4,806
Hill-Rom Holdings, Inc.§	900	25,281
Hillenbrand, Inc.§	300	6,945
Illumina, Inc.*§	20,434	1,905,266
Integra LifeSciences Holdings*§	300	13,698
Invacare Corp.§	1,900	44,707
IRIS International, Inc.*	100	1,688
Kinetic Concepts, Inc.*	600	20,970
LCA-Vision, Inc.§	300	1,764
Masimo Corp.*§	700	26,439
Mentor Corp.§	400	9,924
Merit Medical Systems, Inc.*	100	2,021
Natus Medical, Inc.*§	200	4,642
Noven Pharmaceuticals, Inc.*§	100	1,242
NuVasive, Inc.*§	400	22,468
Quidel Corp.*§	200	4,052
Somanetics Corp.*	100	2,192
SonoSite, Inc.*§	200	6,552
Stereotaxis, Inc.*§	100	714
STERIS Corp.§	1,800	61,506
Stryker Corp.§	100	6,419
SurModics, Inc.*§	1,000	42,090
Symmetry Medical, Inc.*§	300	5,013
Vital Signs, Inc.§	100	7,315
Volcano Corp.*§	100	1,517
Zoll Medical Corp.*	300	9,450
		2,455,377
Healthcare Providers & Services (1.6%)
Air Methods Corp.*§	400	11,468
Amedisys, Inc.*§	300	19,236
Amerigroup Corp.*	900	22,860
AMN Healthcare Services, Inc.*§	1,600	30,240
AmSurg Corp.*§	2,000	53,600
Apria Healthcare Group, Inc.*§	3,000	57,630
Assisted Living Concepts, Inc. Class A*§	500	2,870
Centene Corp.*§	600	13,386
CIGNA Corp.	2,900	107,358
Community Health Systems, Inc.*§	1,300	42,874
Cross Country Healthcare, Inc.*§	100	1,595
eResearchTechnology, Inc.*§	500	7,280
Gentiva Health Services, Inc.*	400	10,216
HEALTHSOUTH Corp.*§	1,000	16,420
LHC Group, Inc.*	100	2,802
LifePoint Hospitals, Inc.*§	800	22,904
Magellan Health Services, Inc.*	600	25,050
MAXIMUS, Inc.	1,200	44,532
MedCath Corp.*	100	1,867
Molina Healthcare, Inc.*§	1,100	32,824
Nighthawk Radiology Holdings, Inc.*§	300	2,505
Odyssey HealthCare, Inc.*§	200	1,884
Omnicell, Inc.*§	200	3,250
Owens & Minor, Inc.§	600	27,552
PARAXEL International Corp.*	6,400	187,072
Pediatrix Medical Group, Inc.*	600	29,190
Pharmaceutical Product Development, Inc.	2,700	102,978
Res-Care, Inc.*	200	3,672
Service Corp. International§	1,400	13,398
Stewart Enterprises, Inc. Class A§	900	8,019
Sun Healthcare Group, Inc.*	300	4,287
Tenet Healthcare Corp.*§	1,500	8,685
The Advisory Board Co.*	300	11,505
Universal Health Services, Inc. Class B	600	36,372

	Number of
	Shares	Value

COMMON STOCKS
United States
Healthcare Providers & Services
VCA Antech, Inc.*§	1,400	$40,796
WellCare Health Plans, Inc.*§	5,500	216,315
		1,224,492
Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises, Inc.*	100	766
Ameristar Casinos, Inc.§	100	1,317
Bob Evans Farms, Inc.§	600	17,184
Boyd Gaming Corp.§	700	6,986
Buffalo Wild Wings, Inc.*	100	3,293
Burger King Holdings, Inc.§	900	24,147
California Pizza Kitchen, Inc.*§	100	1,305
CBRL Group, Inc.§	2,800	67,676
CEC Entertainment, Inc.*§	1,500	52,290
Chipotle Mexican Grill, Inc. Class A*§	500	34,250
Chipotle Mexican Grill, Inc. Class B*§	200	12,804
Choice Hotels International, Inc.§	1,700	42,245
Churchill Downs, Inc.§	100	3,775
CKE Restaurants, Inc.§	800	9,816
Denny’s Corp.*	1,100	2,838
DineEquity, Inc.	100	2,310
Gaylord Entertainment Co.*§	700	21,028
Great Wolf Resorts, Inc.*§	200	822
Isle of Capri Casinos, Inc.*§	300	1,992
Krispy Kreme Doughnuts, Inc.*§	500	2,165
Landry’s Restaurants, Inc.§	2,000	29,140
Leapfrog Enterprises, Inc.*	200	1,914
LIFE TIME FITNESS, Inc.*§	200	5,958
Live Nation, Inc.*§	900	11,358
Lodgian, Inc.*§	100	688
McDonald’s Corp.	300	17,937
Monarch Casino & Resort, Inc.*§	100	1,232
MTR Gaming Group, Inc.*	400	1,476
National CineMedia, Inc.§	700	8,953
P.F. Chang’s China Bistro, Inc.*§	400	10,400
Panera Bread Co. Class A*§	500	25,050
Penn National Gaming, Inc.*§	1,000	28,530
Pinnacle Entertainment, Inc.*§	600	6,780
Ruth’s Hospitality Group, Inc.*§	300	1,431
Scientific Games Corp. Class A*§	1,100	33,374
Shuffle Master, Inc.*§	600	2,898
Sonic Corp.*§	1,000	15,090
Texas Roadhouse, Inc. Class A*§	700	6,496
The Cheesecake Factory, Inc.*§	1,100	15,488
Triarc Companies, Inc. Class A	1,900	10,507
Triarc Companies, Inc. Class B§	800	4,464
Vail Resorts, Inc.*§	100	4,038
		552,211
Household Durables (0.7%)
American Greetings Corp. Class A§	2,500	37,050
Beazer Homes USA, Inc.*§	600	3,738
Champion Enterprises, Inc.*§	1,100	4,345
DTS, Inc.*§	200	5,718
Ethan Allen Interiors, Inc.§	100	2,510
Fleetwood Enterprises, Inc.*§	600	1,698
Furniture Brands International, Inc.§	100	1,187
HNI Corp.§	300	6,495
Hovnanian Enterprises, Inc. Class A*	600	4,218
KB HOME§	1,000	17,590
Kimball International, Inc. Class B	100	1,071
La-Z-Boy, Inc.§	900	6,642
Lancaster Colony Corp.§	300	9,753
Lennar Corp. Class A§	4,300	52,030
Matthews International Corp.§	500	24,955

	Number of
	Shares	Value

COMMON STOCKS
United States
Household Durables
MDC Holdings, Inc.§	500	$20,760
Meritage Homes Corp.*§	100	1,805
NVR, Inc.*	200	110,464
Snap-on, Inc.§	1,100	61,919
Standard Pacific Corp.§	600	2,004
Tempur-Pedic International, Inc.§	800	7,512
The Ryland Group, Inc.§	569	11,716
Tupperware Brands Corp.§	2,700	105,300
TurboChef Technologies, Inc.*	200	1,050
Universal Electronics, Inc.*§	200	4,544
WCI Communities, Inc.*§	400	472
		506,546
Household Products (0.1%)
Central Garden & Pet Co.*	300	1,386
Central Garden & Pet Co. Class A*	400	1,672
Church & Dwight Company, Inc.§	800	43,896
Prestige Brands Holdings, Inc.*§	200	1,984
The Procter & Gamble Co.	500	32,740
		81,678
Industrial Conglomerates (0.4%)
3M Co.	200	14,078
Carlisle Companies, Inc.§	1,300	39,767
NexCen Brands, Inc.*§	1,000	401
Raven Industries, Inc.§	200	7,610
Tredegar Corp.	100	1,638
Verenium Corp.*§	700	1,407
Walter Industries, Inc.§	2,200	230,714
		295,615
Insurance (1.4%)
Aflac, Inc.	2,900	161,269
Ambac Financial Group, Inc.§	3,800	9,576
American Equity Investment Life Holding Co.§	1,200	10,488
Aon Corp.	100	4,580
Arthur J. Gallagher & Co.§	1,600	40,688
Baldwin & Lyons, Inc. Class B	100	2,125
CNA Surety Corp.*§	2,000	25,980
eHealth, Inc.*§	200	2,904
Employers Holdings, Inc.	2,100	37,422
Erie Indemnity Co. Class A§	500	21,850
Hanover Insurance Group, Inc.	600	25,752
HCC Insurance Holdings, Inc.	2,300	52,095
HealthExtras, Inc.*	500	15,005
Horace Mann Educators Corp.	300	4,158
Infinity Property & Casualty Corp.	200	8,912
Markel Corp.*	100	36,300
MBIA, Inc.§	2,000	11,860
MGIC Investment Corp.§	2,100	13,440
National Interstate Corp.§	500	10,060
Philadelphia Consolidated Holding Corp.*§	2,000	116,900
Phoenix Companies, Inc.§	3,300	32,109
PICO Holdings, Inc.*§	200	9,252
PMA Capital Corp. Class A*	100	1,001
ProAssurance Corp.*	500	24,470
Radian Group, Inc.§	5,800	10,092
Reinsurance Group of America, Inc.§	1,100	54,670
RLI Corp.§	300	16,386
Safety Insurance Group, Inc.	200	8,494
Seabright Insurance Holdings*	100	1,150
Selective Insurance Group, Inc.§	2,400	51,840
StanCorp Financial Group, Inc.	900	44,451
State Auto Financial Corp.§	2,600	75,166
Stewart Information Services Corp.§	100	1,746

	Number of
	Shares	Value

COMMON STOCKS
United States
Insurance
The Chubb Corp.	100	$4,804
The PMI Group, Inc.§	900	2,259
Tower Group, Inc.§	300	6,834
United Fire & Casualty Co.§	1,800	48,906
Unitrin, Inc.	700	19,313
Universal American Financial Corp.*§	700	7,343
W.R. Berkley Corp.§	200	4,724
		1,036,374
Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc. Class A*	100	551
Blue Nile, Inc.*§	200	7,704
Coldwater Creek, Inc.*§	200	1,304
GSI Commerce, Inc.*§	300	4,572
NutriSystem, Inc.§	200	3,442
Overstock.com, Inc.*§	100	1,776
School Specialty, Inc.*§	300	9,993
Systemax, Inc.§	1,400	22,974
ValueVision Media, Inc. Class A*	500	1,530
		53,846
Internet Software & Services (0.4%)
Acme Packet, Inc.*§	400	1,944
Ariba, Inc.*§	1,000	16,410
Art Technology Group, Inc.*§	1,500	5,505
CMGI, Inc.*§	400	4,896
Cogent Communications Group, Inc.*§	400	4,824
comScore, Inc.*§	100	1,908
InfoSpace, Inc.	200	1,888
Internet Capital Group, Inc.*§	300	2,412
Interwoven, Inc.*	400	5,632
j2 Global Communications, Inc.*§	2,300	55,131
Limelight Networks, Inc.*	600	2,130
Marchex, Inc. Class B§	100	1,162
NIC, Inc.§	300	2,190
Openwave Systems, Inc.*	1,100	1,573
Orbitz Worldwide, Inc.*§	200	1,174
Perficient, Inc.*§	200	2,014
RealNetworks, Inc.*	1,700	11,679
S1 Corp.*	500	4,060
Sohu.com, Inc.*§	1,400	105,672
SonicWALL, Inc.*	700	4,088
Switch & Data Facilities Co, Inc.*	100	1,683
The Trizetto Group, Inc.*§	600	13,086
United Online, Inc.§	1,100	11,946
Vignette Corp.*§	2,400	27,024
Vocus, Inc.*	200	7,118
		297,149
IT Consulting & Services (0.2%)
Acxiom Corp.§	1,200	15,408
Automatic Data Processing, Inc.	800	34,168
CIBER, Inc.*§	600	4,242
Exponent, Inc.*	200	6,108
Forrester Research, Inc.*§	200	6,740
Innerworkings, Inc.*§	300	3,498
Internap Network Services Corp.*§	400	1,840
MarketAxess Holdings, Inc.*	100	968
Ness Technologies, Inc.*§	200	2,474
SAIC, Inc.*	1,400	26,446
Sapient Corp.*§	1,100	7,106
Sykes Enterprises, Inc.*	500	8,830
SYNNEX Corp.*	100	2,336
TechTarget*§	100	709
TNS, Inc.*§	300	6,840

	Number of
	Shares	Value

COMMON STOCKS
United States
IT Consulting & Services
Tyler Technologies, Inc.*§	200	$3,196
Unisys Corp.*§	5,800	21,402
		152,311
Leisure Equipment & Products (0.2%)
Brunswick Corp.§	1,300	16,770
Build-A-Bear Workshop, Inc.*§	200	1,310
Callaway Golf Co.§	1,700	21,556
MarineMax, Inc.*§	200	1,316
Marvel Entertainment, Inc.*§	900	31,230
Polaris Industries, Inc.§	600	25,680
RC2 Corp.*§	1,900	43,624
Smith & Wesson Holding Corp.*	500	2,245
		143,731
Machinery (2.0%)
Actuant Corp. Class A§	900	27,414
AGCO Corp.*§	3,600	215,460
Albany International Corp. Class A§	300	8,610
Altra Holdings, Inc.*§	100	1,667
American Railcar Industries, Inc.§	100	2,200
Applied Industrial Technologies, Inc.§	1,800	48,096
Axsys Technologies, Inc.*§	100	7,344
Badger Meter, Inc.	500	28,165
Barnes Group, Inc.§	1,700	38,403
Blount International, Inc.*§	300	3,399
Briggs & Stratton Corp.§	500	6,770
Chart Industries, Inc.*§	1,000	52,920
Columbus McKinnon Corp.*§	1,600	41,136
Dionex Corp.*§	1,200	83,424
Donaldson Co., Inc.§	1,100	49,621
Dover Corp.	1,000	49,630
EnPro Industries, Inc.*	300	10,803
Esterline Technologies Corp.*	500	24,390
Flow International Corp.*	400	2,664
Force Protection, Inc.*§	600	2,076
FreightCar America, Inc.§	1,200	45,708
Gardner Denver, Inc.*	3,000	136,800
Graco, Inc.§	1,000	36,230
Illinois Tool Works, Inc.	1,500	70,275
Kaydon Corp.§	400	18,968
Kennametal, Inc.	1,400	41,664
Lincoln Electric Holdings, Inc.§	600	48,210
Mueller Industries, Inc.	2,000	51,340
Nordson Corp.§	500	35,330
RBC Bearings, Inc.*§	300	9,981
Reliance Steel & Aluminum Co.§	900	56,844
Robbins & Myers, Inc.§	1,300	66,001
RSC Holdings, Inc.*§	200	1,906
Taylor Devices, Inc.*	200	1,236
The Manitowoc Company, Inc.§	1,800	47,448
The Timken Co.	900	29,718
Titan International, Inc.§	1,100	50,831
Trinity Industries, Inc.§	1,000	37,640
Wabash National Corp.§	100	930
		1,491,252
Marine (0.1%)
American Commercial Lines, Inc.*§	100	1,145
Cal Dive International, Inc.*§	713	7,636
Eagle Bulk Shipping, Inc.§	300	8,712
Genco Shipping & Trading, Ltd.§	600	40,908
Horizon Lines, Inc. Class A§	100	1,180
Hornbeck Offshore Services, Inc.*§	300	13,374

	Number of
	Shares	Value

COMMON STOCKS
United States
Marine
Kirby Corp.*§	800	$38,176
		111,131
Media (0.8%)
Acacia Research - Acacia Technologies*	100	421
AH Belo Corp.§	200	1,080
Brocade Communications Systems, Inc.*	1,600	10,800
Cinemark Holdings, Inc.§	100	1,466
CKX, Inc.*§	400	3,136
Cox Radio, Inc. Class A*§	200	1,978
CTC Media, Inc.*§	500	11,555
Cumulus Media, Inc., Class A*§	500	1,470
DISH Network Corp. Class A*§	2,900	85,318
Dolan Media Co.*§	100	2,111
Entercom Communications Corp. Class A§	2,400	14,712
Entravision Communications Corp. Class A*§	400	1,264
GateHouse Media, Inc.§	800	496
Gray Television, Inc.§	700	1,750
Harte-Hanks, Inc.§	2,300	28,543
Idearc, Inc.§	1,600	2,096
Interactive Data Corp.§	600	17,280
Journal Communications, Inc. Class A§	300	1,425
Lee Enterprises, Inc.§	600	1,812
LIN TV Corp. Class A*§	400	2,372
LoopNet, Inc.*§	200	2,272
Mediacom Communications Corp. Class A*§	500	2,855
Meredith Corp.§	600	15,336
Netflix, Inc.*§	900	27,801
Playboy Enterprises, Inc. Class B*§	300	1,401
PRIMEDIA, Inc.	300	1,182
R.H. Donnelley Corp.*§	400	620
Regal Entertainment Group Class A§	3,000	49,950
Scholastic Corp.§	2,700	69,633
Scripps Networks Interactive Class A*§	4,100	166,214
Sinclair Broadcast Group, Inc. Class A§	500	3,815
Sonic Solutions*	200	1,030
The E.W. Scripps Co., Class A§	1,166	8,069
The McClatchy Co. Class A§	700	2,989
The New York Times Co. Class A§	2,100	26,439
The Walt Disney Co.	300	9,105
Warner Music Group Corp.§	200	1,668
Westwood One, Inc.*§	1,100	1,430
World Wrestling Entertainment, Inc. Class A§	300	4,917
		587,811
Metals & Mining (2.0%)
A.M. Castle & Co.	100	2,024
AK Steel Holding Corp.§	3,800	241,300
Alpha Natural Resources, Inc.*§	4,000	395,800
Brush Engineered Materials, Inc.*§	300	7,179
Carpenter Technology Corp.	600	23,220
Century Aluminum Co.*§	600	35,652
Cleveland-Cliffs, Inc.§	34	3,686
Coeur d’Alene Mines Corp.*§	7,800	22,542
Commercial Metals Co.§	1,300	38,805
Compass Minerals International, Inc.§	2,400	181,440
Esmark, Inc.*	600	11,520
Foundation Coal Holdings, Inc.	700	41,580
GrafTech International, Ltd.*§	4,100	96,145
Haynes International, Inc.*§	100	4,744
Hecla Mining Co.*§	2,000	18,360
Horsehead Holding Corp.*§	200	2,440
International Coal Group, Inc.*§	1,900	19,893
James River Coal Co.*§	300	13,005
Kaiser Aluminum Corp.§	600	31,650

	Number of
	Shares	Value

COMMON STOCKS
United States
Metals & Mining
Massey Energy Co.	2,500	$185,625
Northwest Pipe Co.*§	100	5,815
Olympic Steel, Inc.	100	5,085
Patriot Coal Corp.*	100	12,615
Royal Gold, Inc.§	400	14,272
Stillwater Mining Co.*§	700	6,650
Uranium Resources, Inc.*§	800	2,288
USEC, Inc.*§	1,300	6,786
Worthington Industries, Inc.§	6,300	111,762
		1,541,883
Multi-Utilities (0.1%)
Vectren Corp.§	1,200	35,040
Westar Energy, Inc.§	1,200	26,496
		61,536
Multiline Retail (1.0%)
99 Cents Only Stores*§	400	2,676
Big Lots, Inc.*§	17,400	530,004
BJ’s Wholesale Club, Inc.*§	300	11,259
Dillard’s, Inc. Class A§	700	7,077
Dollar Tree, Inc.*	2,400	90,000
Fred’s, Inc. Class A§	300	3,858
Retail Ventures, Inc.*§	700	3,010
Saks, Inc.*§	1,900	19,361
Stein Mart, Inc.§	500	2,235
Tuesday Morning Corp.*	700	2,688
Wal-Mart Stores, Inc.	800	46,896
		719,064
Office Electronics (0.1%)
IKON Office Solutions, Inc.§	1,200	17,160
Zebra Technologies Corp.*	1,300	40,053
		57,213
Oil & Gas (4.2%)
Alon USA Energy, Inc.§	200	1,716
Berry Petroleum Co. Class A§	600	25,824
BPZ Resources, Inc.*§	1,900	34,295
Brigham Exploration Co.*§	400	5,600
Bronco Drilling Co, Inc.*§	300	5,250
Cabot Oil & Gas Corp.	1,300	57,213
Callon Petroleum Co.*	300	6,897
Carrizo Oil & Gas, Inc.*§	100	5,034
Cheniere Energy, Inc.*§	100	303
Chevron Corp.	2,500	211,400
Cimarex Energy Co.§	200	10,422
Clayton Williams Energy, Inc.*§	100	9,320
CNX Gas Corp.*§	400	12,492
Comstock Resources, Inc.*	1,300	79,313
Concho Resources, Inc.*§	900	29,475
ConocoPhillips§	600	48,972
Continental Resources, Inc.*§	900	51,408
CVR Energy, Inc.*§	500	7,925
Delek US Holdings, Inc.	200	1,598
El Paso Corp.	5,100	91,443
Energy Partners Ltd.*§	100	1,188
Evergreen Energy, Inc.*§	1,300	2,067
EXCO Resources, Inc.*§	1,000	26,050
Exxon Mobil Corp.	600	48,258
Frontier Oil Corp.§	1,147	20,933
General Maritime Corp.§	300	8,082
GeoGlobal Resources, Inc.*§	500	2,005
GMX Resources, Inc.*§	100	5,870
Goodrich Petroleum Corp.*	100	4,585

	Number of
	Shares	Value

COMMON STOCKS
United States
Oil & Gas
Gulfport Energy Corp.*§	500	$7,210
Harvest Natural Resources, Inc.*§	200	1,970
Holly Corp.§	1,100	31,438
McMoRan Exploration Co.*	400	10,732
Occidental Petroleum Corp.	600	47,298
Parallel Petroleum Corp.*§	600	9,828
Petroleum Development Corp.*	1,100	60,841
PetroQuest Energy, Inc.*§	600	12,522
Pioneer Drilling Co.*§	3,500	55,615
Quicksilver Resources, Inc.*§	1,300	34,008
Rosetta Resources, Inc.*§	3,900	92,118
SandRidge Energy, Inc.*§	33,412	1,633,512
St. Mary Land & Exploration Co.§	700	29,792
Stone Energy Corp.*§	2,600	132,652
TXCO Resources, Inc.*§	200	1,880
VAALCO Energy, Inc.*§	900	5,895
W&T Offshore, Inc.§	3,100	137,206
Warren Resources, Inc.*§	700	8,176
Western Refining, Inc.§	200	1,592
Whiting Petroleum Corp.*§	600	56,202
		3,185,425
Paper & Forest Products (0.1%)
Potlatch Corp.§	600	27,942
Rayonier Inc.§	1,100	51,392
		79,334
Personal Products (0.1%)
Alberto-Culver Co.§	1,200	32,196
Elizabeth Arden, Inc.*§	400	6,532
Mannatech, Inc.§	200	1,326
NBTY, Inc.*	679	23,419
Sally Beauty Holdings, Inc.*§	1,300	9,620
		73,093
Pharmaceuticals (0.8%)
Abbott Laboratories	900	50,706
Acadia Pharmaceuticals, Inc.*§	500	1,490
Akorn, Inc.*§	400	2,052
Alnylam Pharmaceuticals, Inc.*§	600	20,868
American Oriental Bioengineering, Inc.*§	900	8,505
APP Pharmaceuticals, Inc.*	500	11,830
ARIAD Pharmaceuticals, Inc.*§	600	1,962
Caraco Pharmaceutical Laboratories Ltd.*§	100	1,395
Cypress Bioscience, Inc.*§	200	1,740
Durect Corp.*§	400	1,776
Eli Lilly & Co.	1,200	56,532
Endo Pharmaceuticals Holdings, Inc.*	1,500	34,725
InterMune, Inc.*§	500	8,590
Johnson & Johnson	600	41,082
MannKind Corp.*§	500	1,815
Medicis Pharmaceutical Corp. Class A§	1,800	33,048
Merck & Co., Inc.	400	13,160
Mylan, Inc.*§	3,600	46,692
Nektar Therapeutics*§	1,000	4,980
Obagi Medical Products, Inc.*§	100	952
Orexigen Therapeutics, Inc.*	200	1,750
Pain Therapeutics, Inc.*§	200	1,704
Par Pharmaceutical Cos, Inc.*§	2,200	38,060
Perrigo Co.§	1,000	35,230
PharMerica Corp.*	400	9,460
POZEN, Inc.*§	100	1,218
Salix Pharmaceuticals, Ltd.*§	400	3,192
Sciele Pharma, Inc.*§	2,100	39,165
Sepracor, Inc.*§	1,800	31,464

	Number of
	Shares	Value

COMMON STOCKS
United States
Pharmaceuticals
Theravance, Inc.*§	400	$6,392
Valeant Pharmaceuticals International*§	1,000	17,120
Watson Pharmaceuticals, Inc.*	1,800	52,038
		580,693
Real Estate (2.0%)
Acadia Realty Trust§	300	6,807
Alesco Financial, Inc.§	1,000	1,210
Alexandria Real Estate Equities, Inc.§	500	51,630
American Campus Communities, Inc.§	600	17,568
Anthracite Capital, Inc.§	4,000	25,280
Anworth Mortgage Asset Corp.	2,200	13,090
Ashford Hospitality Trust§	1,700	6,749
BioMed Realty Trust, Inc.§	1,000	25,800
Brandywine Realty Trust	1,500	24,075
BRE Properties, Inc.§	800	39,104
Brookdale Senior Living, Inc.§	500	7,630
CapLease, Inc.	300	2,346
Capstead Mortgage Corp.	400	4,368
CBL & Associates Properties, Inc.§	1,000	19,420
Cedar Shopping Centers, Inc.§	400	5,104
Chimera Investment Corp.§	200	1,538
Colonial Properties Trust§	700	13,972
Corporate Office Properties Trust§	600	23,328
Cousins Properties, Inc.§	300	6,591
Crystal River Capital, Inc.§	400	1,172
DCT Industrial Trust, Inc.§	2,400	20,328
DiamondRock Hospitality Co.§	1,500	13,830
Digital Realty Trust, Inc.§	900	38,619
Douglas Emmett, Inc.§	1,400	32,942
DuPont Fabros Technology, Inc.§	300	4,905
EastGroup Properties, Inc.§	300	13,920
Education Realty Trust, Inc.§	100	1,120
Entertainment Properties Trust	500	26,820
Equity Lifestyle Properties, Inc.§	300	14,403
Equity One, Inc.§	500	9,655
Essex Property Trust, Inc.§	300	36,405
Extra Space Storage, Inc.§	1,200	17,004
FelCor Lodging Trust, Inc.§	1,100	8,789
First Industrial Realty Trust, Inc.§	1,000	24,790
First Potomac Realty Trust§	100	1,588
Forestar Real Estate Group, Inc.*§	400	7,232
Franklin Street Properties Corp.§	1,000	12,270
Glimcher Realty Trust§	400	3,724
Gramercy Capital Corp.§	1,600	10,816
Grubb & Ellis Co.§	300	993
Health Care REIT, Inc.§	1,200	59,844
Healthcare Realty Trust, Inc.§	700	20,307
Hersha Hospitality Trust	500	3,550
Highwoods Properties, Inc.§	800	29,200
Hilltop Holdings, Inc.*§	400	4,124
Home Properties, Inc.§	400	22,008
Hospitality Properties Trust§	1,700	36,210
HRPT Properties Trust§	3,800	26,638
Inland Real Estate Corp.§	900	13,455
Investors Real Estate Trust§	200	2,100
iStar Financial, Inc.§	2,300	18,883
Jer Investors Trust, Inc.§	300	1,806
Kilroy Realty Corp.§	500	22,905
Kite Realty Group Trust§	200	2,484
LaSalle Hotel Properties§	600	13,626
Lexington Realty Trust§	900	12,960
LTC Properties, Inc.§	300	8,769
Mack-Cali Realty Corp.	1,000	38,380

	Number of
	Shares	Value

COMMON STOCKS
United States
Real Estate
Maguire Properties, Inc.§	400	$4,316
Medical Properties Trust, Inc.§	600	6,654
MFA Mortgage Investments, Inc.§	2,800	18,060
Mid-America Apartment Communities, Inc.§	400	22,988
National Health Investors, Inc.§	400	12,356
National Retail Properties, Inc.§	1,200	25,368
Nationwide Health Properties, Inc.§	1,300	48,243
Newcastle Investment Corp.§	500	3,040
NorthStar Realty Finance Corp.§	900	7,542
OMEGA Healthcare Investors, Inc.§	1,100	18,997
Parkway Properties, Inc.§	600	21,174
Pennsylvania Real Estate Investment Trust§	700	12,894
Post Properties, Inc.§	600	19,074
PS Business Parks, Inc.	200	10,520
RAIT Financial Trust§	700	4,655
Ramco-Gershenson Properties Trust§	700	15,134
Realty Income Corp.§	1,600	40,304
Redwood Trust, Inc.§	100	2,183
Saul Centers, Inc.	200	9,694
Senior Housing Properties Trust§	1,700	35,785
Sovran Self Storage, Inc.	300	12,543
Strategic Hotels & Resorts, Inc.§	1,000	7,890
Sunstone Hotel Investors, Inc.§	1,000	12,940
Tanger Factory Outlet Centers, Inc.§	500	18,670
Taubman Centers, Inc.§	800	38,400
The St. Joe Co.*§	1,500	52,545
U-Store-It Trust§	700	8,155
Urstadt Biddle Properties, Inc. Class A§	100	1,655
Washington Real Estate Investment Trust§	700	23,982
Weingarten Realty Investors§	1,300	39,637
Winthrop Realty Trust	300	1,209
		1,490,791
Road & Rail (0.9%)
AMERCO*§	100	4,606
Arkansas Best Corp.§	1,500	55,710
Dollar Thrifty Automotive Group, Inc.*§	400	1,256
Forward Air Corp.§	400	14,636
GATX Corp.§	3,100	140,957
Genesee & Wyoming, Inc. Class A*§	500	20,235
Heartland Express, Inc.§	1,000	17,040
J.B. Hunt Transport Services, Inc.§	1,500	55,470
Knight Transportation, Inc.§	1,000	18,920
Landstar System, Inc.	900	45,522
Old Dominion Freight Line, Inc.*§	400	14,680
Pacer International, Inc.§	500	11,870
Werner Enterprises, Inc.§	10,600	252,386
YRC Worldwide, Inc.*§	600	10,140
		663,428
Semiconductor Equipment & Products (1.2%)
Actel Corp.*	100	1,375
Adaptec, Inc.*§	1,300	4,745
Advanced Energy Industries, Inc.*§	3,000	41,460
Amkor Technology, Inc.*§	6,100	53,436
ANADIGICS, Inc.*§	700	4,179
Analog Devices, Inc.	1,300	39,663
Applied Materials, Inc.	900	15,588
Applied Micro Circuits Corp.*§	600	4,656
Asyst Technologies, Inc.*	200	866
Atmel Corp.*§	7,100	25,063
ATMI, Inc.*	500	11,265
Axcelis Technologies, Inc.*	1,200	6,024
Brooks Automation, Inc.*	1,200	9,372
Cabot Microelectronics Corp.*	1,200	46,848

	Number of
	Shares	Value

COMMON STOCKS
United States
Semiconductor Equipment & Products
Cavium Networks, Inc.*§	100	$1,605
Cirrus Logic, Inc.*	900	5,112
Credence Systems Corp.*§	1,500	1,920
Cree, Inc.*§	1,400	27,160
Cymer, Inc.*§	1,600	42,384
Diodes, Inc.*§	400	10,388
EMCORE Corp.*§	400	1,968
Entegris, Inc.*	6,400	40,512
FEI Co.*§	600	15,150
FormFactor, Inc.*§	600	10,440
Intel Corp.	1,300	28,847
International Rectifier Corp.*§	1,100	18,568
Kulicke & Soffa Industries, Inc.*	500	3,180
Lattice Semiconductor Corp.*§	1,300	3,146
LTX Corp.*§	400	872
Mattson Technology, Inc.*§	400	1,804
Micrel, Inc.§	500	4,760
MKS Instruments, Inc.*§	2,400	49,440
Monolithic Power Systems, Inc.*§	300	6,525
Netlogic Microsystems, Inc.*§	200	6,402
OmniVision Technologies, Inc.*§	1,000	10,950
ON Semiconductor Corp.*§	1,700	15,963
Pericom Semiconductor Corp.*	100	1,426
Photronics, Inc.*	300	1,275
PMC-Sierra, Inc.*	1,800	13,032
QLogic Corp.*§	2,900	54,636
RF Micro Devices, Inc.*§	4,300	14,061
Rudolph Technologies, Inc.*§	100	873
Semtech Corp.*§	5,400	78,678
Silicon Image, Inc.*§	1,000	7,010
Silicon Laboratories, Inc.*§	600	19,626
Silicon Storage Technology, Inc.*	900	2,871
SiRF Technology Holdings, Inc.*§	700	2,380
Skyworks Solutions, Inc.*§	1,800	17,028
Spansion, Inc. Class A*§	1,100	2,519
Standard Microsystems Corp.*§	300	7,956
Tessera Technologies, Inc.*§	800	13,936
Texas Instruments, Inc.	2,000	48,760
Trident Microsystems, Inc.*	1,400	4,158
TriQuint Semiconductor, Inc.*§	1,800	10,134
Zoran Corp.*§	7,100	58,717
		930,712
Software (1.2%)
Advent Software, Inc.*§	300	13,062
Ansoft Corp.*	200	7,142
ANSYS, Inc.*§	1,300	59,644
Aspen Technology, Inc.*§	4,800	63,840
BMC Software, Inc.*§	600	19,734
Chordiant Software, Inc.*	100	521
Cognex Corp.§	700	13,195
Commvault Systems, Inc.*	400	6,092
Compuware Corp.*	4,600	50,600
Deltek, Inc.*§	100	768
Eclipsys Corp.*§	800	17,640
Epicor Software Corp.*§	400	2,704
EPIQ Systems, Inc.*	200	2,336
Fair Isaac Corp.§	800	17,808
FARO Technologies, Inc.*	100	2,370
Gartner, Inc.*§	1,000	24,360
Informatica Corp.*§	1,400	22,666
Jack Henry & Associates, Inc.§	1,300	28,067
JDA Software Group, Inc.*§	2,100	35,847
Macrovision Solutions Corp.*§	700	10,640

	Number of
	Shares	Value

COMMON STOCKS
United States
Software
Magma Design Automation, Inc.*	200	$1,268
Manhattan Associates, Inc.*	300	7,362
MedAssets, Inc.*§	400	6,048
Mentor Graphics Corp.*§	100	1,388
Metavante Technologies, Inc.*	1,200	26,712
MICROS Systems, Inc.*§	1,400	44,352
MSC.Software Corp.*	300	3,780
National Instruments Corp.	1,000	34,050
Novell, Inc.*§	7,100	39,547
Oracle Corp.*	300	6,459
Parametric Technology Corp.*	4,200	81,354
Phoenix Technologies, Ltd.*	100	1,207
Progress Software Corp.*§	1,900	55,917
Red Hat, Inc.*§	100	2,138
Secure Computing Corp.*§	600	2,358
Smith Micro Software, Inc.*§	100	720
Solera Holdings, Inc.*§	200	5,798
SPSS, Inc.*§	600	19,830
SuccessFactors, Inc.*§	200	2,106
Sybase, Inc.*§	2,300	77,303
Take-Two Interactive Software, Inc.*	1,200	27,360
Taleo Corp. Class A*§	700	13,118
The Ultimate Software Group, Inc.*§	300	7,869
THQ, Inc.*§	900	13,662
TIBCO Software, Inc.*§	1,900	15,599
TradeStation Group, Inc.*	100	1,078
VASCO Data Security International, Inc.*§	100	1,368
VeriFone Holdings, Inc.*§	1,100	16,456
Wind River Systems, Inc.*§	900	10,557
		925,800
Specialty Retail (1.7%)
Aaron Rents, Inc.	700	19,229
Aeropostale, Inc.*§	12,000	387,000
AnnTaylor Stores Corp.*§	1,000	22,550
Asbury Automotive Group, Inc.§	200	1,982
Bare Escentuals, Inc.*§	900	10,386
Barnes & Noble, Inc.§	2,300	54,418
bebe Stores, Inc.§	100	1,037
Blockbuster, Inc. Class A*§	1,000	2,790
Borders Group, Inc.§	600	2,940
Cabela’s, Inc.*§	300	3,486
Casual Male Retail Group, Inc.*§	500	2,030
Cato Corp. Class A§	1,900	33,991
Charlotte Russe Holding, Inc.*	100	1,296
Charming Shoppes, Inc.*§	1,400	7,630
Chico’s FAS, Inc.*§	1,200	6,684
Christopher & Banks Corp.§	200	1,740
Circuit City Stores, Inc.§	2,000	4,040
Copart, Inc.*	1,200	52,632
Dick’s Sporting Goods, Inc.*§	1,100	19,305
Foot Locker, Inc.	1,600	24,096
Hanesbrands, Inc.*§	800	17,152
Hibbett Sports, Inc.*§	400	8,420
Hot Topic, Inc.*	200	1,258
Interline Brands, Inc.*	100	1,579
J. Crew Group, Inc.*§	600	17,256
Jo-Ann Stores, Inc.*§	800	17,576
Jos. A. Bank Clothiers, Inc.*§	600	13,440
Lithia Motors, Inc. Class A§	200	930
Men’s Wearhouse, Inc.§	2,600	51,766
O’Reilly Automotive, Inc.*§	1,928	49,241
Pier 1 Imports, Inc.*§	1,000	3,700
RadioShack Corp.	12,200	203,496

	Number of
	Shares	Value

COMMON STOCKS
United States
Specialty Retail
Rent-A-Center, Inc.*	2,600	$55,120
Ross Stores, Inc.§	200	7,592
Rush Enterprises, Inc. Class A*	100	1,129
Rush Enterprises, Inc. Class B*§	100	1,087
Select Comfort Corp.*§	800	1,584
Stage Stores, Inc.	300	4,446
The Dress Barn, Inc.*§	800	12,904
The Gap, Inc.§	400	6,448
The Gymboree Corp.*§	700	26,180
The Pep Boys-Manny, Moe & Jack§	500	3,690
The Talbots, Inc.§	400	5,604
The TJX Companies, Inc.	100	3,371
The Wet Seal, Inc. Class A*§	900	3,951
Tractor Supply Co.*§	500	19,005
United Rentals, Inc.*§	1,100	17,798
Zale Corp.*§	1,200	26,544
Zumiez, Inc.*§	200	2,952
		1,244,481
Textiles & Apparel (0.4%)
American Apparel, Inc.*§	200	1,176
Coach, Inc.*	100	2,551
Columbia Sportswear Co.§	200	7,462
Crocs, Inc.*§	900	3,996
Deckers Outdoor Corp.*§	300	33,903
Guess?, Inc.§	600	19,002
New York & Company, Inc.*§	100	968
NIKE, Inc. Class B	600	35,208
Oxford Industries, Inc.§	200	4,208
Quiksilver, Inc.*	2,000	15,340
Sealy Corp.§	600	4,098
Skechers U.S.A., Inc. Class A*	400	7,560
Steven Madden, Ltd.*§	200	4,498
True Religion Apparel, Inc.*	300	7,752
tw telecom, Inc.*§	1,900	30,362
Under Armour, Inc. Class A*§	400	11,660
UniFirst Corp.§	100	4,477
Volcom, Inc.*§	200	3,588
Warnaco Group, Inc.*§	1,700	71,315
Wolverine World Wide, Inc.§	1,900	50,787
		319,911
Tobacco (0.0%)
Alliance One International, Inc.*§	1,100	4,917
Vector Group, Ltd.§	800	14,328
		19,245
Water Utilities (0.1%)
American States Water Co.§	200	7,224
California Water Service Group§	1,100	40,414
		47,638
Wireless Telecommunication Services (0.1%)
Aruba Networks, Inc.*	300	1,749
Centennial Communications Corp.*§	3,300	26,532
EMS Technologies, Inc.*	100	2,071
GoAmerica, Inc.*§	200	1,476
ICO Global Communications (Holdings), Ltd.*§	1,100	4,345
iPCS, Inc.*§	200	5,380
Leap Wireless International, Inc.*§	800	34,504
NTELOS Holdings Corp.	200	4,782
Syniverse Holdings, Inc.*§	700	11,340

	Number of
	Shares	Value

COMMON STOCKS
United States
Wireless Telecommunication Services
TerreStar Corp.*§	800	$2,280
		94,459
TOTAL UNITED STATES		42,211,863

TOTAL COMMON STOCKS (Cost $69,136,422)		69,818,485

RIGHTS (0.0%)
United States (0.0%)
Banks (0.0%)
Standard Pacific Corp.* (Cost $0)	600	114

SHORT-TERM INVESTMENTS (34.4%)
State Street Navigator Prime Portfolio§§	20,834,458	20,834,458

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 8/01/08	$4,980	4,980,000

TOTAL SHORT-TERM INVESTMENTS (Cost $25,814,458)		25,814,458

TOTAL INVESTMENTS AT VALUE (127.4%) (Cost $94,950,880)		95,633,057

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.4%)		(20,574,044)

NET ASSETS (100.0%)		$75,059,013

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $94,950,880, $6,612,794, $(5,930,617) and $682,177, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008